PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Additional (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Letters of guarantee provided to public institutions and suppliers	₺ 5,349,226	₺ 5,197,071
Outstanding purchase commitments	₺ 241,096	₺ 422,995